Summary of Significant Accounting Policies (Details) - Schedule of Reconciliation of Cash Equivalents and Restricted Cash - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of reconciliation of cash equivalents and restricted cash [Abstract]
Cash and cash equivalents	$ 20,149,806	$ 18,807,936
Restricted cash	12,724,365	12,762,708
Cash, cash equivalents and restricted cash	$ 32,874,171	$ 31,570,644	$ 35,339,577	$ 34,672,644